Commitments and Contingencies - Schedule of Future Minimum Payments Under Capital Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020		$ 773
Remainder of 2020	$ 145
2021	324	324
2022 and thereafter	47	47
Total future minimum lease payments	516	1,144
Less amount representing interest	(20)	(59)
Present value of minimum capital lease payments	496	1,085
Less current portion of capital lease obligations	(399)	(727)
Capital lease obligations, net of current portion	$ 97	$ 358